CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
Net Income (Loss)	10,989	$ (201,891)	(1,239,087)	68,666	(59,171)
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,514	(13,167)	(80,808)	64,430	(16,838)
Effective portion of loss on cash flow hedges	(14,257)	(592)	(3,632)	(864)	0
Unrealised holding gain (loss) on marketable securities	0	3,346	20,534	0	0
Defined benefit plan actuarial gains and losses	(6,983)	3,762	23,088	(41,160)	0
Total	(8,737)	(208,542)	(1,279,905)	91,072	(76,009)
Comprehensive income (loss) attributable to:
Agria Corporation shareholders’ equity	(1,359)	(148,747)	(912,919)	6,424	(76,009)
Non-controlling interest	(7,378)	(59,795)	(366,986)	84,648	0
Other Comprehensive Income (Loss), Net of Tax, Total	(8,737)	$ (208,542)	(1,279,905)	91,072	(76,009)